CONSOLIDATED BALANCE SHEETS In Millions	Mar. 31, 2011 USD ($)	Mar. 31, 2011 INR	Mar. 31, 2010 INR
ASSETS:
Cash and cash equivalents	$ 6,486.4	288,902.1	297,558.5
Term placements	2,291.2	102,049.4	58,166.3
Investments held for trading, at fair value	858.0	38,216.9	28,158.8
Investments available for sale, at fair value (includes restricted investments of Rs. 384,318.2 and Rs. 535,694.2 (US$ 12,027.3 ), respectively)	14,115.5	628,704.9	481,398.8
Securities purchased under agreements to resell		0	20,000.0
Loans (net of allowance of Rs. 23,760.6 and Rs. 25,894.3 (US$ 581.4), respectively)	36,435.9	1,622,856.0	1,297,180.4
Accrued interest receivable	443.5	19,752.6	13,767.3
Property and equipment, net	513.7	22,881.2	22,302.8
Intangible assets, net	143.8	6,402.9	8,961.5
Goodwill	1,682.5	74,937.9	74,937.9
Other assets	2,593.6	115,532.4	114,088.1
Total assets	65,564.1	2,920,236.3	2,416,520.4
Liabilities:
Interest-bearing deposits	36,355.7	1,619,283.6	1,301,046.0
Non-interest-bearing deposits	10,391.7	462,845.4	371,354.3
Total deposits	46,747.4	2,082,129.0	1,672,400.3
Securities sold under repurchase agreements	1,347.1	60,000.0	0
Short-term borrowings	1,721.7	76,686.7	98,165.0
Accrued interest payable	622.9	27,746.0	19,964.2
Long-term debt	2,094.5	93,287.2	75,854.4
Accrued expenses and other liabilities	5,221.3	232,557.6	243,682.3
Total liabilities	57,754.9	2,572,406.5	2,110,066.2
Commitments and contingencies (see note 26)
Shareholders' equity:
Equity shares: par value-Rs. 2.0 each; authorized 2,750,000,000 shares; issued and outstanding 2,288,716,360 shares and 2,326,128,420 shares, as of March 31, 2010 and March 31, 2011, respectively (see note 1)	104.4	4,652.2	4,577.4
Additional paid-in capital	5,284.6	235,377.9	223,784.9
Retained earnings	1,615.3	71,946.1	47,059.1
Statutory reserve	903.2	40,228.0	30,359.0
Accumulated other comprehensive income (loss)	(128.3)	(5,712.5)	(198.7)
Total HDFC Bank Limited shareholders' equity	7,779.2	346,491.7	305,581.7
Noncontrolling interest in subsidiaries	30.0	1,338.1	872.5
Total shareholders' equity	7,809.2	347,829.8	306,454.2
Total liabilities and shareholders' equity	$ 65,564.1	2,920,236.3	2,416,520.4